Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Costs
Interest expense (Note 5)	$ 46,638	$ 46,884	$ 39,775
Amortization of deferred financing fees	3,199	3,261	2,804
Write-off of deferred financing fees	7,497	0	2,583
Commitment fees (Note 5)	791	0	0
Other	466	345	1,119
Total	$ 58,591	$ 50,490	$ 46,281